Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
"Swap"
Derivatives Financial Instruments by Counterparty
Notional		R$ 177,233,869	R$ 202,081,214	R$ 196,887,188
"Swap" | Customers
Derivatives Financial Instruments by Counterparty
Notional		34,296,821	32,912,721
"Swap" | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		32,669,900	19,599,395
"Swap" | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	110,267,148	149,569,098
Options
Derivatives Financial Instruments by Counterparty
Notional		335,073,080	190,061,609	175,841,405
Options | Customers
Derivatives Financial Instruments by Counterparty
Notional		14,636,017	11,263,513
Options | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		1,086,323	1,240,309
Options | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	319,350,740	177,557,787
Future Contracts
Derivatives Financial Instruments by Counterparty
Notional		289,508,200	161,725,596	104,651,180
Future Contracts | Customers
Derivatives Financial Instruments by Counterparty
Notional		0	0
Future Contracts | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		0	0
Future Contracts | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	289,508,200	161,725,596
Forward Contracts and Others
Derivatives Financial Instruments by Counterparty
Notional		90,910,841	47,823,561	R$ 50,853,154
Forward Contracts and Others | Customers
Derivatives Financial Instruments by Counterparty
Notional		39,024,978	25,470,287
Forward Contracts and Others | Related Parties
Derivatives Financial Instruments by Counterparty
Notional		48,641,894	18,816,991
Forward Contracts and Others | Financial Institutions
Derivatives Financial Instruments by Counterparty
Notional	[1]	R$ 3,243,969	R$ 3,536,283

[1]	Includes trades with B3 S.A. and other securities and commodities exchanges.